INCOME AND MINING TAXES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income and mining taxes [Abstract]
Loss before taxes	$ (1,096.0)	$ (242.6)
Canadian federal and provincial income tax rates	26.30%	26.30%
Income tax recovery based on above rates	$ (288.2)	$ (63.8)
INCREASE (DECREASE) DUE TO
Permanent differences	58.3	1.1
Different statutory tax rates on earnings of foreign subsidiaries	(4.1)	(18.1)
Foreign exchange on non-monetary assets and liabilities	0.4	(7.4)
Other foreign exchange differences	(3.2)	(0.8)
Prior years' adjustments relating to tax provision and tax returns	4.7	(1.0)
Canadian mining tax	11.8	10.9
Mexican special duty tax	0.0	0.3
Withholding tax	0.0	0.1
Change in tax rate	0.0	1.1
Change in unrecognized deferred tax assets	210.0	1.8
Disposal of El Morro gold stream asset	0.0	(8.4)
Sale of Peak and Mesquite	(15.1)	0.0
Other	0.2	(0.4)
Income tax recovery	$ 25.2	$ 84.6